LEASE - Finance leases - Maturities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Maturities of finance leases
2024	$ 95,023
2025	30,972
2026	17,411
2027	16,586
2028	15,342
Thereafter	3,962
Total future minimum lease payments	$ 179,296